DIVIDENDS - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands															12 Months Ended
	Feb. 19, 2019	Nov. 29, 2018	Aug. 15, 2018	May 23, 2018	Mar. 07, 2018	Nov. 30, 2017	Aug. 23, 2017	May 31, 2017	Mar. 15, 2017	Feb. 10, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Mar. 16, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividends [Line Items]
Dividends															$ 271,531	$ 821,328	$ 385,569
Retained Earnings (Accumulated losses) [Member]
Dividends [Line Items]
Dividends															270,317	733,265	276,930
Additional Paid-in Capital [Member]
Dividends [Line Items]
Dividends															1,214	88,063	108,639
Quarterly Dividend [Member]
Dividends [Line Items]
Dividends paid amount per share		$ 0.04835	$ 0.04835	$ 0.04500	$ 0.04500	$ 0.03	$ 0.03	$ 0.03	$ 0.03		$ 0.0126	$ 0.0063	$ 0.0073
Dividends															271,531
Quarterly Dividend [Member] | Retained Earnings (Accumulated losses) [Member]
Dividends [Line Items]
Dividends															270,317
Quarterly Dividend [Member] | Additional Paid-in Capital [Member]
Dividends [Line Items]
Dividends															$ 1,214
Special Dividend [Member]
Dividends [Line Items]
Dividends paid amount per share										$ 0.4404				$ 0.2146
Special And Quarterly Dividend [Member]
Dividends [Line Items]
Dividends																821,328	385,569
Special And Quarterly Dividend [Member] | Retained Earnings (Accumulated losses) [Member]
Dividends [Line Items]
Dividends																733,265	276,930
Special And Quarterly Dividend [Member] | Additional Paid-in Capital [Member]
Dividends [Line Items]
Dividends																$ 88,063	$ 108,639
Subsequent Event [Member] | Quarterly Dividend [Member]
Dividends [Line Items]
Dividends paid amount per share	$ 0.0517
Dividends payable, date of record	Mar. 04, 2019